SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13.    SHARE BASED COMPENSATION

On February 1, 2010, the shareholders and Board of Directors (the “Board”) of the Company approved a resolution which authorized the chairman of the Board to grant share options to its eligible employees, directors, officers and consultants of the Group of a number of shares not exceeding 1,190,000 before July 1, 2017. On July 1, 2017, in order to provide additional incentives to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts, the shareholders and the Board further approved a resolution to grants in the future up to 2,726,600. The options granted are vested either (i) immediately upon grant date; or (ii) over various vesting schedule which no more than four years. As of December 31, 2021, there was no options available to be issued under this share incentive plan.

After the Group completed its IPO, all the new options were granted under 2019 Share Incentive Plan discussed below.

On October 31, 2019, the shareholders and the Board approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to directors, service provider, advisor, employees and consultants of the Group of a number of shares not exceeding 1,105,300. On July 5, 2021, the Board and the Compensation Committee of the Board approved the Amended and Restated 2019 Plan. The maximum number of Class A Ordinary Shares shall be 1,885,300, including (i) up to 780,000 Class A Ordinary Shares issuable under the Amended and Restated 2019 Share Incentive Plan and (ii) up to 1,105,300 Class A Ordinary Shares issuable upon exercise of outstanding options granted under the Amended and Restated 2019 Share Incentive Plan. On April 14, 2022, the Group’s board of directors approved and adopted a 2022 equity incentive plan with an aggregate of 2,800,000 options. These options will be granted to employees and professionals during 2022 and 2023 and vest in four years. As of December 31, 2021, there was 375,686 options still available to be issued under the Restated 2019 Share Incentive Plan.

For the year ended December 31, 2020, the Board approved to issue share options to its eligible employees, directors, officers and consultants of the Group of 650,000 under 2019 Plan with exercise price ranging from $3.78 per share to $12 per share and contractual life of 10 years. These options vest over 0-4 years term based on the related option agreements.

For the year ended December 31, 2021, the Board approved to issue share options to its eligible employees, directors, officers and consultants of the Group of 889,614 under 2019 Plan with exercise price ranging from $0 per share to $7.56 per share and contractual life of 10 years. All these options were vested over 0-4 years term based on the related option agreements.

13.    SHARE BASED COMPENSATION (CONTINUED)

Employees

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at January 1, 2019	631,500	0.0002	6.43	7.22	6,090
Granted	327,000	0.0004	9.80	—	—
Forfeited	(42,000)	Nil	9.68	—	—
Share options outstanding at December 31, 2019	916,500	0.0003	7.48	7.26	8,985
Granted	379,000	9.07	3.10	—	—
Exercised	(213,700)	—	8.13	—	—
Forfeited	(30,000)	0.0001	3.04	—	—
Share options outstanding at December 31, 2020	1,051,800	3.27	5.87	7.37	3,616
Granted	552,814	2.49	3.47	—	—
Exercised	(544,014)	—	—	—	—
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Vested and exercisable at December 31, 2021	650,750	2.91	5.12	6.11	531

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

For the years ended December 31, 2019, 2020 and 2021, the total fair value of the equity awards vested were RMB 12,376 and RMB 11,725 and RMB 17,912 (US$2,811) respectively. As of December 31, 2021, there was RMB6,091 (USD$943) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 1.25 years.

13.    SHARE BASED COMPENSATION (CONTINUED)

Nonemployees

The options granted to nonemployees are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$

Share options outstanding at January 1, 2019	93,700	0.0004	7.53	8.11	904
Granted	153,300	0.0003	9.80
Share options outstanding at December 31, 2019	247,000	0.0003	8.94	8.40	2,422
Granted	271,000	8.44	3.07	—	—
Forfeited	—	—	—	—	—
Exercised	(70,700)	1.60	6.66	—	—
Share options outstanding at December 31, 2020	447,300	4.86	5.85	8.55	1,166
Granted	336,800	0.94	3.83	—	—
Exercised	(412,400)	—	—	—	—
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Vested and exercisable at December 31, 2021	335,200	5.98	4.91	7.78	136

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

The total fair value of the equity awards vested during the years ended December 31, 2019, 2020 and 2021 were RMB 9,284, RMB 6,037 and RMB 10,561 (US$1,657) respectively. As of December 31, 2021, there was RMB 140 (US$22) of total unrecognized nonemployee share-based compensation expenses, related to unvested share-based awards. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.49 years.

Fair value of options

Prior to January 1, 2021, the Group used binominal models for the stock option valuation. Starting from January 1, 2021, the Group used Black-Scholes simplified method instead of binominal model for valuation of new options issued for the year ended December 31, 2021. The assumptions used to value the share options granted to employees and nonemployee were as follows:

For the year ended December 31,
	2019	2020	2021
Risk-free interest rate	1.55%-2.50%	0.55%-0.93%	0.36%-1.05%
Expected volatility range	60.37%-64.48%	49%-65%	85.6%-87.5%
Fair market value per ordinary share as at grant dates	US$9.61-9.80	US$1.74-$4.83	US$1.57-US$5.63

13.    SHARE BASED COMPENSATION (CONTINUED)

Fair value of options (continued)

The estimated fair value of the Group’s options at their respective grant dates was determined with the assistance of an independent third-party valuation firm for the years ended December 31, 2019 and 2020. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The expected exercise multiple is based on management’s estimation, which the Group believes is representative of the future.

On September 27, 2021, the Board of directors approved to award Dr. Chris Chang Yu 252,925 ordinary shares (fair market value US$3.49 per share) for his contribution to the Group. Total share-based compensation associated with the award amounted to RMB 5,694 (US$894).

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	327	327	305	48
Selling and marketing expenses	5,393	1,113	3,523	553
Research and development expenses	2,534	3,534	7,366	1,156
General and administrative expenses	24,601	12,788	22,973	3,605
Total share-based compensation expenses	32,855	17,762	34,167	5,362